BIONDO FOCUS FUND

Class C shares: N/A

Class Investor shares: BFONX

BIONDO GROWTH FUND

Class C shares: BIOCX

Class Investor shares: BIONX

(each a series of Northern Lights Fund Trust)

Supplement dated February 2, 2011, to the

Statement of Additional Information dated September 28, 2010.

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The fourth paragraph in the section entitled “POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS” on page 21 of the Statement of Additional Information, is hereby deleted and replaced with the following:

Each Fund will post its top holdings at www.thebiondogroup.com on a monthly basis to be posted 30 days after each month end.

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You should read this Supplement in conjunction with the Statement of Additional Information, dated September 28, 2010, which provides information that you should know about the Funds before investing.  These documents are available upon request and without charge by calling the Funds toll-free at 1-800-672-9152 or by visiting www.biondogroup.com.

Please retain this Supplement for future reference.